Concentration, Credit and Other Risks	12 Months Ended
Dec. 31, 2015
Concentration, Credit and Other Risks
Concentration, Credit and Other Risks

4.Concentration, Credit and Other Risks

a)PRC Regulations

The PRC market in which the Group operates poses certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Group to conduct online services through contractual arrangements in the PRC since the industry remains highly regulated. The Group conducts all of its operations in China through its VIEs and VIE’s subsidiaries, which the Group consolidates as a result of a series of contractual arrangements enacted among Beijing Miyuan, the VIEs and  their legal shareholders. The Group believes that the contractual arrangements among Beijing Miyuan, the VIEs and their legal shareholders are in compliance with PRC law and are legally enforceable. If the VIEs or their legal shareholders fail to perform their obligations under the contractual arrangements or any dispute relating to these contracts remains unresolved, the Group will have to enforce its rights under these contracts through the operations of PRC law and courts. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce these contractual arrangements. In particular, the interpretation and enforcement of these laws, rules and regulations involve uncertainties. If the Group had direct ownership of the VIEs, it would be able to exercise its rights as a shareholder to effect changes in the board of directors of the VIEs, which in turn could effect changes at the management level, subject to any applicable fiduciary obligations. However, under the current contractual arrangements, the Group relies on the VIEs and their legal shareholders’ performance of their contractual obligations to exercise effective control. In addition, the exclusive technology licenses and service agreements with the VIEs and VIE’s subsidiaries, which first expire on the tenth anniversary of the agreement signing date, is subject to subsidiaries’ unilateral termination right. In general, neither the VIEs nor their legal shareholders may terminate the contracts prior to the expiration date.

Although the PRC has, since 1978, implemented a wide range of market-oriented economic reforms, continued reforms and progress towards a full market-oriented economy are uncertain. In addition, the telecommunications, information and media industries remain highly regulated. Restrictions are currently in place and are unclear with respect to which segments of these industries foreign owned entities, like the Company, may operate. The PRC government may issue from time to time new laws or new interpretations on existing laws to regulate areas such as telecommunications, information and media, some of which are not published on a timely basis or may have retroactive effect. Administrative and court proceedings in China may also be protracted, resulting in substantial costs and diversion of resources and management attention. Consequently, such uncertainties may limit the Group’s ability to enforce its contractual arrangements with the VIEs. Although the Group believes the contractual arrangements are in compliance with current PRC regulations, there can be no assurance that the PRC government would agree that these contractual arrangements comply with PRC licensing, registration or other regulatory requirements, with existing policies or with requirements or policies that may be adopted in the future. PRC laws, rules and regulations governing the validity of these contractual arrangements are uncertain and the relevant government authorities have broad discretion in interpreting these laws, rules and regulations. Such uncertainties on the compliance with PRC laws of the contractual arrangements may adversely affect the Group’s ability to consolidate the VIEs. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Group’s ability to conduct business in the PRC.

On January 19, 2015, the Ministry of Commerce of the PRC, or (the “MOFCOM”) released on its website for public comment a proposed PRC law (the “Draft FIE Law”) that appears to include VIEs within the scope of entities that could be considered to be foreign invested enterprises (or “FIEs”) that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the Draft FIE Law introduces the concept of “actual control” for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of “actual control.” If the Draft FIE Law is passed by the People’s Congress of the PRC and goes into effect in its current form, these provisions regarding control through contractual arrangements could be construed to reach the Group’s VIE arrangements, and as a result the Group’s VIEs could become explicitly subject to the current restrictions on foreign investment in certain categories of industry. The Draft FIE Law includes provisions that would exempt from the definition of foreign invested enterprises entities where the ultimate controlling shareholders are either entities organized under PRC law or individuals who are PRC citizens. The Draft FIE Law does not make clear how “control” would be determined for such purpose, and is silent as to what type of enforcement action might be taken against existing VIEs that operate in restricted industries and are not controlled by entities organized under PRC law or individuals who are PRC citizens. If a finding were made by PRC authorities, under existing law and regulations or under the Draft FIE Law if it becomes effective, that the Group’s operation of certain of its operations and businesses through VIEs, regulatory authorities with jurisdiction over the licensing and operation of such operations and businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Group’s income, revoking the business or operating licenses of the affected businesses, requiring the Group to restructure its ownership structure or operations, or requiring the Group to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Group’s business operations, and have a severe adverse impact on the Group’s cash flows, financial position and operating performance.

The following combined financial information of the Group’s VIEs and VIE’s subsidiaries, as applicable, were included in the accompanying consolidated financial statements of the Group:

	As of December 31,
	2014	2015
	RMB	RMB

Total assets	633,177	980,003
Total liabilities	409,772	707,727
Payable to third parties	270,533	566,639
Payable to Group entities	139,239	141,088

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Net revenue	492,799	614,239	713,889
Net income	61,608	25,133	36,140
Inter-company service fees paid/payable	9,278	11,615	23,962

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Net cash provided by operating activities	151,318	90,925	47,368
Net cash used in investing activities	(87,916)	(97,104)	(119,332)
Net cash provided by financing activities	—	—	150,000
Effect of exchange rate changes on cash and cash equivalents	(180)	134	313

Net increase/(decrease) in cash and cash equivalents	63,222	(6,045)	78,349

The total assets of the consolidated VIEs and VIE’s subsidiaries were mainly comprised of cash and cash equivalents, short-term deposits, accounts receivable, prepayments and other current assets, property and equipment, investment in equity investee, intangible assets and goodwill. The total liabilities of the consolidated VIEs and VIE’s subsidiaries were mainly comprised of deferred revenue and accrued expenses and other current liabilities.

The revenue-producing assets of VIEs mainly include property and equipment, intangible assets and goodwill. There were also unrecognized revenue-producing assets including intellectual property such as patents and licenses, and self-developed software which were expensed as incurred as the amounts were not significant. The carrying values of property and equipment, intangible assets and goodwill of VIEs as of December 31, 2014 and 2015 were as follows:

	As of December 31,
	2014	2015
	RMB	RMB

Property and equipment, net	91,208	83,921
Intangible assets, net	3,610	1,482
Goodwill	789	789

All of the Group’s revenues for the periods presented were contributed by the VIEs and VIE’s subsidiaries.

b)Concentration of credit risks

Financial instruments that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, short-term deposits, available-for-sale securities and accounts receivable. As of December 31, 2014 and 2015, the Group’s cash and cash equivalents and short-term deposits were held by financial institutions located in the PRC and Hong Kong that management believes are of high-credit ratings and quality. Available-for-sale securities were placed with a financial institution and have original maturities of one month. Accordingly, management determined that the Group’s available-for-sale securities are exposed to minimal credit risks. Accounts receivable are typically unsecured and are mainly derived from revenues collected by WVAS partners on behalf of the Group in the PRC and amounts due from sponsors who sponsored the Group’s offline events. The risk with respect to accounts receivable is mitigated by regular credit evaluations that the Group performs on the WVAS partners and offline events sponsors and its ongoing monitoring of outstanding balances.

c)Foreign currency risk

A majority of the Group’s operating transactions are denominated in RMB and a significant portion of the Group’s assets and liabilities is denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes in the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by laws to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Group in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to complete the remittance.